Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Current assets
Cash	$ 32,790	$ 23,820	$ 23,055
Restricted Cash	97	45
Accounts receivable, net
Oil and gas sales	62,146	51,233	52,766
Joint interest owners	36,009	42,481	23,280
Other	2,313	16,782	818
Commodity derivative assets	13,077	8,837	14,681
Other current assets	3,120	2,392	1,687
Deferred tax assets		12
Total current assets	149,552	145,602	116,287
Oil and gas properties, net, at cost under the successful efforts method	1,533,704	1,297,228	1,080,054
Other property, plant and equipment, net	3,863	3,444	2,479
Commodity derivative assets	15,125	25,398	26,591
Other assets	18,950	15,006	15,345
Deferred tax assets		1,301	359
Total assets	1,721,194	1,487,979	1,241,115
Current liabilities
Trade accounts payable	118,687	89,430	58,516
Oil and gas sales payable	73,343	66,179	63,858
Accrued liabilities	43,506	10,805	9,892
Commodity derivative liabilities	988	10,664	10,424
Deferred tax liabilities	68		17
Asset retirement obligations	3,026	2,590	174
Total current liabilities	239,618	179,668	142,881
Long-term debt	270,000	658,000	438,000
Senior notes	500,000
Deferred revenue	13,669	14,531	14,886
Commodity derivative liabilities	1,010	190	511
Asset retirement obligations	9,642	8,373	10,025
Deferred tax liabilities	8,348	3,093	2,138
Total liabilities	1,042,287	863,855	608,441
Commitments and contingencies (Note 9)
Stockholders' equity
Treasury stock, at cost: 22,298 Class A shares at September 30, 2014 and 0 Shares at December 31, 2013	(358)
Additional paid-in-capital	175,876	173,169	172,652
Retained earnings (deficit)	7,369	(2,186)	(869)
Stockholders' equity	182,937	171,033	171,833
Non-controlling interest	495,970	453,091	460,841
Total stockholders' equity	678,907	624,124	632,674
Total liabilities and stockholders' equity	1,721,194	1,487,979	1,241,115
Class A common stock
Stockholders' equity
Common stock	13	13	13
Class B common stock
Stockholders' equity
Common stock	$ 37	$ 37	$ 37